Bank loan (Tables)	3 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of Movement of Bank Loan

The following outlines the movement of the bank loan during year ended December 31, 2022:

($)
Balance at September 30, 2021	—
Draw-down	10,000
Less: transaction costs and fees	(597)
Gain on loan modification	(316)
Interest expense	617
Interest paid	(342)
Balance at September 30, 2022	9,362
Interest expense	279
Interest paid	(193)
Balance at December 31, 2022	9,448

On February 13, 2023, the Company announced an amended and restated credit agreement with the Bank of Montreal and the National Bank of Canada to expand its existing secured revolving credit facility (Note 17).